UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200

Signature, Place and Date of Signing:


/s/ Anderson Whamond            British Isles               January 22, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total:  $327,237
                                       (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-11145                      Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6     COL 7          COLUMN 8
                                                          VALUE    SHRS OR   SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
          ISSUER              TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL    DISCRETION    MANGR   SOLE      SHARED NONE
          ------              --------------    -----    --------  -------   --- ----    ----------    -----   ----      ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   41,828     680,963 SH        SHARED-DEFINED    1       680,963
BANCO SANTANDER CHILE NEW     SP ADR REP COM  05965X109    2,666      52,400 SH        SHARED-DEFINED    1        52,400
CENTRAL EUROPEAN DIST CORP         COM        153435102   19,335     332,898 SH        SHARED-DEFINED    1       332,898
CENTRAL EUROPEAN DIST CORP         COM        153435102    5,269      90,724 SH             SOLE       NONE       90,724
CHINA LIFE INS CO LTD         SPON ADR REP H  16939P106    4,686      61,200 SH        SHARED-DEFINED    1        61,200
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109    4,629      53,198 SH        SHARED-DEFINED    1        53,198
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203    1,039      14,616 SH        SHARED-DEFINED    1        14,616
COMPANHIA SIDERURGICA NACION  SPONSORED ADR   20440W105      657       7,325 SH        SHARED-DEFINED    1         7,325
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209    2,157      65,976 SH        SHARED-DEFINED    1        65,976
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD   204412100   53,698   1,918,114 SH        SHARED-DEFINED    1     1,918,114
COPA HOLDINGS SA                   CL A       P31076105      732      19,500 SH        SHARED-DEFINED    1        19,500
ENERSIS S A                   SPONSORED ADR   29274F104    4,071     253,704 SH        SHARED-DEFINED    1       253,704
GOLDEN TELECOM INC                 COM        38122G107    4,849      48,029 SH        SHARED-DEFINED    1        48,029
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206    3,588     150,880 SH        SHARED-DEFINED    1       150,880
ICICI BK LTD                       ADR        45104G104    7,454     121,131 SH        SHARED-DEFINED    1       121,131
KOOKMIN BK NEW                SPONSORED ADR   50049M109    3,252      44,314 SH        SHARED-DEFINED    1        44,314
MAXCOM TELECOMUNICACIONES SA  ADR REP PR CTF  57773A508    5,073     398,500 SH        SHARED-DEFINED    1       398,500
MECHEL OAO                    SPONSORED ADR   583840103    5,524      56,900 SH        SHARED-DEFINED    1        56,900
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109   30,119     296,055 SH        SHARED-DEFINED    1       296,055
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109   11,060     108,713 SH             SOLE       NONE      108,713
NORTEL INVERSORA S A          SPON ADR PFD B  656567401    1,339      65,625 SH        SHARED-DEFINED    1        65,625
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109   25,796     621,080 SH        SHARED-DEFINED    1       621,080
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR   68370R109   12,377     297,980 SH             SOLE       NONE      297,980
PETROCHINA CO LTD             SPONSORED ADR   71646E100    6,621      37,700 SH        SHARED-DEFINED    1        37,700
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101    8,125      84,300 SH        SHARED-DEFINED    1        84,300
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101   44,242     459,010 SH        SHARED-DEFINED    1       459,010
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    2,104      18,219 SH        SHARED-DEFINED    1        18,219
POSCO                         SPONSORED ADR   693483109    3,003      19,931 SH        SHARED-DEFINED    1        19,931
SUNTECH PWR HLDGS CO LTD           ADR        86800C104    4,660      56,697 SH        SHARED-DEFINED    1        56,697
TENARIS S A                   SPONSORED ADR   88031M109    3,619      81,100 SH        SHARED-DEFINED    1        81,100
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209    3,665      78,856 SH        SHARED-DEFINED    1        78,856

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